Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000016740
Account Value [Line Items]
Accumulated Value	$ 9,725	$ 9,888	$ 9,884	$ 9,891	$ 9,836	$ 9,727	$ 9,366	$ 9,471	$ 9,508	$ 9,577	$ 9,582	$ 9,651		$ 9,795	$ 9,778	$ 9,846	$ 9,914	$ 9,885	$ 9,899	$ 9,869	$ 9,974	$ 9,846	$ 9,795	$ 9,831	$ 9,791	$ 9,893	$ 9,896	$ 9,910	$ 9,924	$ 9,861	$ 9,764	$ 9,869	$ 9,963	$ 10,035	$ 10,096	$ 10,269	$ 10,319	$ 10,471	$ 10,510	$ 10,583	$ 10,769	$ 10,682	$ 10,685	$ 10,700	$ 10,734	$ 10,934	$ 11,111	$ 10,462	$ 10,220	$ 10,539	$ 10,741	$ 10,931	$ 10,898	$ 10,865	$ 10,842	$ 11,057	$ 11,169	$ 11,265	$ 11,053	$ 11,126	$ 11,247	$ 11,331	$ 11,380	$ 11,477	$ 11,416	$ 11,306	$ 11,294	$ 11,404	$ 11,430	$ 11,096	$ 11,009	$ 10,637	$ 10,264	$ 10,364	$ 10,128	$ 10,429	$ 10,166	$ 9,715	$ 9,552	$ 10,087	$ 10,046	$ 10,417	$ 10,139	$ 10,346	$ 10,361	$ 10,273	$ 10,392	$ 10,433	$ 10,280	$ 9,984	$ 9,817	$ 10,477	$ 10,786	$ 10,777	$ 10,796	$ 10,826	$ 10,685	$ 10,703	$ 10,895	$ 10,994	$ 11,067	$ 11,208	$ 11,038	$ 11,247	$ 11,062	$ 11,069	$ 11,187	$ 10,989	$ 10,874	$ 10,814	$ 10,891	$ 10,800	$ 10,878	$ 11,195	$ 11,330	$ 11,367	$ 11,347	$ 11,412	$ 11,578	$ 11,344	$ 11,469	$ 11,550
C000016743
Account Value [Line Items]
Accumulated Value	10,000	10,161	10,140	10,151	10,087	9,969	9,593	9,694	9,725	9,779	9,789	9,853		9,992	9,969	10,032	10,094	10,058	10,065	10,029	10,128	9,992	9,934	9,964	9,916	10,013	10,010	10,018	10,025	9,955	9,851	9,938	10,038	10,103	10,159	10,327	10,370	10,516	10,548	10,613	10,793	10,698	10,695	10,703	10,729	10,921	11,092	10,437	10,189	10,500	10,695	10,877	10,836	10,796	10,766	10,973	11,077	11,165	10,947	11,012	11,125	11,201	11,242	11,330	11,262	11,147	11,127	11,228	11,247	10,911	10,819	10,446	10,074	10,166	9,915	10,217	9,953	9,504	9,340	9,856	9,798	10,166	9,889	10,084	10,093	10,000	10,110	10,143	9,988	9,693	9,526	10,160	10,453	10,438	10,449	10,460	10,329	10,340	10,520	10,609	10,672	10,801	10,630	10,824	10,627	10,640	10,747	10,536	10,432	10,367	10,434	10,341	10,409	10,706	10,827	10,856	10,830	10,885	11,037	10,807	10,919	10,989
C000016744
Account Value [Line Items]
Accumulated Value	10,000	10,169	10,156	10,176	10,109	10,010	9,631	9,739	9,790	9,852	9,870	9,932		10,081	10,076	10,137	10,219	10,180	10,196	10,168	10,288	10,158	10,108	10,135	10,095	10,213	10,218	10,235	10,240	10,177	10,090	10,188	10,299	10,375	10,428	10,609	10,662	10,833	10,863	10,951	11,134	11,057	11,063	11,080	11,117	11,325	11,510	10,829	10,580	10,912	11,123	11,322	11,289	11,269	11,247	11,459	11,578	11,679	11,461	11,539	11,678	11,755	11,808	11,910	11,862	11,751	11,728	11,856	11,873	11,529	11,454	11,057	10,672	10,791	10,535	10,850	10,592	10,112	9,945	10,503	10,463	10,852	10,578	10,782	10,800	10,723	10,836	10,881	10,737	10,417	10,246	10,936	11,261	11,254	11,275	11,310	11,164	11,186	11,403	11,495	11,573	11,723	11,547	11,768	11,577	11,602	11,713	11,509	11,390	11,343	11,412	11,320	11,404	11,738	11,896	11,922	11,904	11,975	12,151	11,908	12,056	12,128
C000016745
Account Value [Line Items]
Line Graph and Table Measure Name													Institutional Class
Accumulated Value	1,000,000	1,016,946	1,015,779	1,017,799	1,012,260	1,001,265	964,309	975,175	980,238	986,463	988,254	994,453		1,009,383	1,008,954	1,015,071	1,023,349	1,019,485	1,021,123	1,018,320	1,030,388	1,017,394	1,012,345	1,015,077	1,011,039	1,022,841	1,023,371	1,025,086	1,025,666	1,019,347	1,010,705	1,020,550	1,031,673	1,039,268	1,044,637	1,063,932	1,068,071	1,085,115	1,088,161	1,097,052	1,115,429	1,107,742	1,108,346	1,110,143	1,113,829	1,134,776	1,153,386	1,085,041	1,060,035	1,094,421	1,114,374	1,134,317	1,131,058	1,129,042	1,126,853	1,148,146	1,160,057	1,170,228	1,148,372	1,156,206	1,170,211	1,179,208	1,183,285	1,193,553	1,188,712	1,177,564	1,175,242	1,188,141	1,189,847	1,155,254	1,147,777	1,107,901	1,070,577	1,081,244	1,055,519	1,087,174	1,061,317	1,013,125	996,409	1,052,384	1,048,366	1,087,349	1,059,844	1,080,328	1,082,096	1,074,441	1,087,079	1,090,260	1,075,830	1,043,690	1,026,520	1,095,711	1,129,711	1,127,632	1,131,150	1,133,231	1,118,650	1,120,771	1,142,575	1,153,190	1,161,066	1,174,647	1,157,007	1,179,166	1,160,062	1,162,521	1,173,669	1,153,157	1,142,741	1,136,618	1,143,485	1,134,225	1,144,120	1,176,161	1,192,009	1,194,621	1,192,791	1,199,915	1,217,574	1,193,182	1,208,068	1,215,280
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,159	10,165	10,179	10,128	10,022	9,648	9,761	9,826	9,894	9,916	9,987		10,146	10,110	10,191	10,269	10,217	10,242	10,187	10,293	10,172	10,142	10,179	10,143	10,259	10,268	10,293	10,319	10,252	10,189	10,302	10,425	10,504	10,560	10,727	10,768	10,916	10,956	11,045	11,219	11,129	11,149	11,177	11,211	11,412	11,559	11,140	11,000	11,350	11,444	11,636	11,582	11,584	11,549	11,724	11,795	11,870	11,682	11,754	11,852	11,888	11,920	12,019	11,975	11,889	11,854	11,955	11,974	11,646	11,605	11,228	10,918	11,080	10,899	11,187	10,941	10,521	10,434	10,922	10,953	11,268	11,013	11,257	11,232	11,134	11,246	11,290	11,128	10,802	10,710	11,390	11,654	11,595	11,610	11,609	11,466	11,432	11,607	11,713	11,805	11,922	11,748	11,951	11,777	11,836	11,954	11,751	11,656	11,664	11,736	11,713	11,815	12,088	12,238	12,266	12,277	12,392	12,547	12,255	12,396	12,442
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,159	10,165	10,179	10,128	10,022	9,648	9,761	9,826	9,894	9,916	9,987		10,146	10,110	10,191	10,269	10,217	10,242	10,187	10,293	10,172	10,142	10,179	10,143	10,259	10,268	10,293	10,319	10,252	10,189	10,302	10,425	10,504	10,560	10,727	10,768	10,916	10,956	11,045	11,219	11,129	11,149	11,177	11,211	11,412	11,559	11,140	11,000	11,350	11,444	11,636	11,582	11,584	11,549	11,724	11,795	11,870	11,682	11,754	11,852	11,888	11,920	12,019	11,975	11,889	11,854	11,955	11,974	11,646	11,605	11,228	10,918	11,080	10,899	11,187	10,941	10,521	10,434	10,922	10,953	11,268	11,013	11,257	11,232	11,134	11,246	11,290	11,128	10,802	10,710	11,390	11,654	11,595	11,610	11,609	11,466	11,432	11,607	11,713	11,805	11,922	11,748	11,951	11,777	11,836	11,954	11,751	11,656	11,664	11,736	11,713	11,815	12,088	12,238	12,266	12,277	12,392	12,547	12,255	12,396	12,442
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,159	10,165	10,179	10,128	10,022	9,648	9,761	9,826	9,894	9,916	9,987		10,146	10,110	10,191	10,269	10,217	10,242	10,187	10,293	10,172	10,142	10,179	10,143	10,259	10,268	10,293	10,319	10,252	10,189	10,302	10,425	10,504	10,560	10,727	10,768	10,916	10,956	11,045	11,219	11,129	11,149	11,177	11,211	11,412	11,559	11,140	11,000	11,350	11,444	11,636	11,582	11,584	11,549	11,724	11,795	11,870	11,682	11,754	11,852	11,888	11,920	12,019	11,975	11,889	11,854	11,955	11,974	11,646	11,605	11,228	10,918	11,080	10,899	11,187	10,941	10,521	10,434	10,922	10,953	11,268	11,013	11,257	11,232	11,134	11,246	11,290	11,128	10,802	10,710	11,390	11,654	11,595	11,610	11,609	11,466	11,432	11,607	11,713	11,805	11,922	11,748	11,951	11,777	11,836	11,954	11,751	11,656	11,664	11,736	11,713	11,815	12,088	12,238	12,266	12,277	12,392	12,547	12,255	12,396	12,442
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value	$ 1,000,000	$ 1,015,909	$ 1,016,529	$ 1,017,901	$ 1,012,821	$ 1,002,195	$ 964,818	$ 976,145	$ 982,580	$ 989,403	$ 991,551	$ 998,746		$ 1,014,597	$ 1,010,958	$ 1,019,137	$ 1,026,893	$ 1,021,672	$ 1,024,166	$ 1,018,682	$ 1,029,329	$ 1,017,211	$ 1,014,172	$ 1,017,915	$ 1,014,282	$ 1,025,897	$ 1,026,773	$ 1,029,264	$ 1,031,907	$ 1,025,226	$ 1,018,913	$ 1,030,191	$ 1,042,526	$ 1,050,407	$ 1,056,031	$ 1,072,724	$ 1,076,755	$ 1,091,600	$ 1,095,631	$ 1,104,461	$ 1,121,882	$ 1,112,889	$ 1,114,883	$ 1,117,671	$ 1,121,083	$ 1,141,225	$ 1,155,942	$ 1,114,013	$ 1,100,032	$ 1,135,025	$ 1,144,367	$ 1,163,641	$ 1,158,181	$ 1,158,427	$ 1,154,947	$ 1,172,376	$ 1,179,518	$ 1,187,034	$ 1,168,174	$ 1,175,378	$ 1,185,237	$ 1,188,773	$ 1,192,037	$ 1,201,923	$ 1,197,512	$ 1,188,870	$ 1,185,394	$ 1,195,485	$ 1,197,414	$ 1,164,637	$ 1,160,465	$ 1,122,846	$ 1,091,789	$ 1,108,007	$ 1,089,860	$ 1,118,656	$ 1,094,139	$ 1,052,145	$ 1,043,395	$ 1,092,198	$ 1,095,325	$ 1,126,788	$ 1,101,309	$ 1,125,745	$ 1,123,173	$ 1,113,440	$ 1,124,594	$ 1,129,043	$ 1,112,789	$ 1,080,175	$ 1,070,983	$ 1,138,970	$ 1,165,442	$ 1,159,490	$ 1,160,979	$ 1,160,942	$ 1,146,564	$ 1,143,201	$ 1,160,724	$ 1,171,303	$ 1,180,541	$ 1,192,209	$ 1,174,825	$ 1,195,119	$ 1,177,720	$ 1,183,623	$ 1,195,359	$ 1,175,101	$ 1,165,634	$ 1,166,382	$ 1,173,644	$ 1,171,273	$ 1,181,453	$ 1,208,813	$ 1,223,806	$ 1,226,613	$ 1,227,717	$ 1,239,239	$ 1,254,683	$ 1,225,542	$ 1,239,575	$ 1,244,203